Related Party Disclosures (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Granted in share options | €	€ 250,000
Number of performance indicators | item	3
Assessment period	1 year
Subscription period	4 years
Vesting rights percentage	25.00%
Stock options allocation of annual average ADS share price increase target percentage	15.00%
Forfeited of achieving annual target share price increase	15.00%	25.00%
Minimum
Disclosure of transactions between related parties [line items]
Ownership interest	20.00%
Integrated MicroElectronics, Inc.
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests held	50.32%
Dr. Heiko Frank, Chairman
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests held	49.99%
Kloepfel Corporate Finance GmbH
Disclosure of transactions between related parties [line items]
Percentage of gross proceeds	0.95%